Registration No. 333-146987

As filed with the Securities and Exchange Commission on October 29, 2007

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

x PRE-EFFECTIVE AMENDMENT NO. 1

o POST-EFFECTIVE AMENDMENT NO.

Principal Investors Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

680 8th Street, Des Moines, Iowa 50392-0200

(Address of Principal Executive Offices)

800-247-4123

(Registrant's Area Code and Telephone Number)

Michael D. Roughton

Counsel, Principal Investors Fund, Inc.

711 High Street, Suite 405 West

Des Moines, Iowa 50392-0200

(Name and Address of Agent for Service)

Copies to:

John W. Blouch, Esq.

Dykema Gossett PLLC

Franklin Square

1300 I Street, N.W.

Suite 300 West

Washington, D.C. 20005

202-906-8714; 202-906-8669 (Fax)

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Class A, Class B and Class C common stock, par value $.01 per share.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on November 28, 2007, pursuant to Rule 488.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement of Principal Investors Fund, Inc. (the "Fund") on Form N-14 (File No. 333-146987) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; (2) Part C of the Registration Statement (including signature page); and (3) Exhibit 14.

This Pre-Effective Amendment No. 1 hereby incorporates Part A and Part B from the Fund’s registration statement as filed on October 29, 2007. This Pre-Effective Amendment is being filed for the sole purpose of adding the Consent of Independent Registered Public Accountants as an Exhibit to Part C of the Registration Statement.

PART C

OTHER INFORMATION

Item 15. Indemnification

Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a “corporate representative”) of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys’ fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

(i)	The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

1.	Was committed in bad faith; or

2.	Was the result of active and deliberate dishonesty; or

(ii)	The corporate representative actually received an improper personal benefit in money, property, or services; or

(iii)        In the case of any criminal proceeding, the corporate representative had reasonable cause to believe that the act or omission was unlawful.

If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant’s Articles of Incorporation and Bylaws, directors and officers of the Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant’s Articles of Incorporation, Article 12 of the Registrant’s Bylaws and Section 2-418 of the Maryland General Corporation Law.

The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant’s registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant’s registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant’s agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 16.	Exhibits.

Unless otherwise stated, all filing references are to File No. 33-59474

1	(1)	a.	Articles of Amendment and Restatement (filed 4/12/96)
		b.	Articles of Amendment and Restatement (filed 9/22/00)
		c.	Articles of Amendment and Restatement dated 6/14/02 (filed 12/30/02)
		d.	Articles of Amendment and dated 5/23/05 (filed 9/8/05)
		e.	Articles of Amendment and dated 9/30/05 (filed 11/22/05)
		f.	Articles of Amendment dated 7/7/06-- Filed with registration statement on Form N-14
(File No. 333-137477) on 9/20/06

(2)	a	Articles of Amendment (filed 9/12/97)

(3)	a.	Certificate of Correction dated 9/14/00 (filed 9/22/00)
	b.	Certificate of Correction dated 12/13/00 (filed 10/12/01)

(4)	a.	Articles Supplementary dated 12/11/00 (filed 10/12/01)
	b.	Articles Supplementary dated 3/12/01 (filed 10/12/01)
	c.	Articles Supplementary dated 4/16/02 (filed 12/30/02)
	d.	Articles Supplementary dated 9/25/02 (filed 12/30/02)
	e.	Articles Supplementary dated 2/5/03 (filed 02/26/03)
	f.	Articles Supplementary dated 4/30/03 (filed 9/11/03)
	g.	Articles Supplementary dated 6/10/03 (filed 9/11/03)
	h.	Articles Supplementary dated 9/9/03 (filed 9/11/03)
	i.	Articles Supplementary dated 11/6/03 (filed 12/15/03)
	j.	Articles Supplementary dated 1/29/04 (filed 2/26/04)
	k.	Articles Supplementary dated 3/8/04 (filed 7/27/04)
	l.	Articles Supplementary dated 6/14/04 (filed 9/27/04)
	m.	Articles Supplementary dated 9/13/04 (filed 12/13/04)
	n.	Articles Supplementary dated 10/1/04 (filed 12/13/04)
	o.	Articles Supplementary dated 12/13/04 (filed 2/28/05)
	p.	Articles Supplementary dated 2/4/05 (filed 5/16/05)
	q.	Articles Supplementary dated 2/24/05 (filed 5/16/05)
	r.	Articles Supplementary dated 5/6/05 (filed 9/8/05)
	s.	Articles Supplementary dated 12/20/05 (filed 2/28/06)
	t.	Articles Supplementary dated 9/19/06-- Filed with registration statement on Form N-14
(File No. 333-137477) on 9/20/06
	u.	Articles Supplementary dated 1/12/07 (filed 1/16/07)
	v.	Articles Supplementary dated 1/22/07 (filed 7/18/07)
	w.	Articles Supplementary dated 7/24/07 (filed 9/25/07)

2	By-laws (filed 12/29/05)

3	Not Applicable

4	Form of Plan of Acquisition (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5	Included in Exhibits 1 and 2 hereto.

6	(1)	a.	Management Agreement (filed 9/12/97)
		b.	1st Amendment to the Management Agreement (filed 9/22/00)
		c.	Management Agreement (filed 12/5/00)
		d.	Amendment to Management Agreement dated 9/9/02 (filed 12/30/02)

e.	Amendment to Management Agreement dated 3/11/02 (filed 02/26/03)
f.	Amendment to Management Agreement dated 12/10/02 (filed 02/26/03)
g.	Amendment to Management Agreement dated 10/22/03 (filed 12/15/03)
h.	Amendment to Management Agreement dated 3/8/04 (filed 6/1/04)
i.	Amendment to Management Agreement dated 6/14/04 (filed 9/27/04)
j.	Amendment to Management Agreement dated 7/29/04 (filed 9/27/04)
k.	Amendment to Management Agreement dated 9/13/04 (filed 9/27/04)
l.	Amendment to Management Agreement dated 12/13/04 (filed 2/28/05)
m.	Amendment to Management Agreement dated 1/1/05 (filed 2/28/05)
n.	Amendment to Management Agreement dated 9/30/05 (filed 11/22/05)
o.	Amendment to Management Agreement dated 1/12/07 (filed 1/16/07)
p.	Amendment to Management Agreement dated 9/12/07 (filed 9/25/07)

(2)	a.	Invista Sub-Advisory Agreement (filed 9/12/97)
	b.	1st Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)
	c.	2nd Amendment to the Invista Sub-Advisory Agreement (filed 2/25/02)

(3)	a.	American Century Sub-Advisory Agreement (filed 12/5/00)
	b.	Amended &Restated Sub-Advisory Agreement with Amer. Century (filed 9/11/03)
	c.	Amended &Restated Sub-Advisory Agreement with Amer. Century (filed 9/27/04)
	d.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 6/13/05 (filed 9/8/05)
	e.	Amended & Restated Sub-Adv Agreement with Amer. Century dated 9/19/06 (incorporated by reference from exhibit 6(3) to registration statement No. 333-137477 filed on Form N-14 on 10/6/06)

(4)	a.	Bernstein Sub-Advisory Agreement (filed 12/5/00)
	b.	Amendment to Bernstein Sub-Advisory Agreement dated 3/28/03 (filed 9/11/03)
	c.	Amended &Restated Bernstein Sub-Advisory Agreement dated 7/1/04 (filed 9/27/04)

(5)	a.	BT Sub-Advisory Agreement (filed 9/22/00)

(6)	a.	Federated Sub-Advisory Agreement (filed 12/5/00)
	b.	Federated Amended &Restated Sub-Advisory Agreement dated 10/31/03 (filed 12/15/03)

(7)	a.	Neuberger Berman Sub-Advisory Agreement (filed 12/5/00)
	b.	Amended &Restated Sub-Advisory Agreement with Neuberger Berman (filed 9/11/03)
	c.	Amended &Restated Sub-Advisory Agreement with Neuberger Berman dated 10/31/03 (filed 12/15/03)
	d.	Amended &Restated Sub-Advisory Agreement with Neuberger Berman dated 7/1/04 (filed 2/28/05)

(8)	a.	Morgan Stanley Sub-Advisory Agreement-PLCGI (filed 12/5/00)
	b.	Amended &Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)
	c.	Amended &Restated Sub-Advisory Agreement with MSAM dated 6/30/04 (filed 2/28/05)

(9)	a.	Principal Capital Income Investors Sub-Advisory Agreement (filed 2/27/01)
	b.	1st Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
	c.	2nd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)
	d.	3rd Amendment to the PCII Sub-Advisory Agreement (filed 10/12/01)

(10)	a.	Principal Capital Real Estate Investors Sub-Advisory Agreement (filed 2/27/01)
	b.	1st Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	c.	2nd Amendment to the PCREI Sub-Advisory Agreement (filed 10/12/01)
	d.	Amended &Restated Sub-Advisory Agreement with PCREI (filed 9/11/03)
	e.	Amended & Restated Sub-Adv Agreement with PREI dated 9/12/05 (filed 12/29/05)
	f.	Amended & Restated Sub-Adv Agreement with PREI dated 1/1/06 (Filed 2/28/06)
	g.	Amended & Restated Sub-Adv Agreement with PREI dated 10/1/07 (Filed 9/25/07)

(11)	a.	Turner Sub-Advisory Agreement (filed 12/5/00)

(12)	a.	PCII Cash Management Sub-Advisory Agreement (filed 2/27/01)
	b.	Amendment to PCII Cash Management Sub-Advisory Agreement (filed 12/30/02)
	c.	Amended &Restated Cash Management Sub-Advisory Agreement dated 10/23/03
(filed 12/15/03)

(13)	a.	Ark Asset Management Sub-Advisory Agreement (filed 2/27/01)
	b.	Amended &Restated Sub-Advisory Agreement with Ark (filed 9/11/03)

(14)	a.	Morgan Stanley Sub-Advisory Agreement - PMCB (filed 2/27/01)
	b.	Amended &Restated Sub-Advisory Agreement with MSAM dated 11/25/03 (filed 7/27/04)

(15)	a.	Spectrum Sub-Advisory Agreement (filed 04/29/02)
	b.	Amended &Restated Sub-Advisory Agreement with Spectrum (filed 9/11/03)
	c.	Amended &Restated Sub-Advisory Agreement with Spectrum dated 9/12/05 (filed 12/29/05)

(16)	a.	UBS Global Asset Management Sub-Advisory Agreement (filed 04/29/02)
	b.	Amended &Restated Sub-Advisory Agreement with UBS (filed 9/11/03)
	c.	Amended &Restated Sub-Advisory Agreement with UBS dated 4/1/04 filed 6/1/04)

(17)	a.	Dreyfus Sub-Advisory Agreement(filed 12/30/02)
	b.	Amended Dreyfus Sub-Advisory Agreement dated 11/25/03 (filed 12/15/03)
	c.	Amended Dreyfus Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

(18)	a.	JP Morgan Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended &Restated Sub-Advisory Agreement with JP Morgan (filed 9/11/03)
	c.	Amended &Restated Sub-Advisory Agreement with JP Morgan dated 7/18/07 (filed 9/25/07)

(19)	a.	Principal Global Investors Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended and Restated PGI Sub-Advisory Agreement (filed 02/26/03)
	c.	Amended &Restated Sub-Advisory Agreement with PGI (filed 9/11/03)
	d.	Amended &Restated Sub-Advisory Agreement with PGI (filed 6/1/04)
	e.	Amended &Restated Sub-Advisory Agreement with PGI dated 7-04 (filed 9/27/04)
	f.	Amended &Restated Sub-Advisory Agreement with PGI dated 9-13-04 (filed 12/13/04)
	g.	Amended &Restated Sub-Advisory Agreement with PGI dated 12-13-05 (filed 2/28/06)
	h.	Amended &Restated Sub-Advisory Agreement with PGI dated 7-1-05 (filed 9/8/05)
	i.	Sub-Sub-Advisory Agreement with Spectrum dated 7-1-2005 (filed 12/29/05)
	j.	Sub-Sub-Advisory Agreement with Post dated 7-1-2005 (filed 12/29/05)
	k.	Amended &Restated Sub-Adv Agreement with PGI dated 3-1-06 (filed 2/28/06)

(20)	a.	Putnam Sub-Advisory Agreement(filed 12/30/02)
	b.	Amended &Restated Sub-Advisory Agreement with Putnam (filed 9/11/03)

(21)	a.	Goldman Sachs Sub-Advisory Agreement(filed 12/30/02)
	b.	Amended &Restated Sub-Advisory Agreement with Goldman Sachs (filed 9/11/03)
	c.	Amended &Restated Goldman Sachs Sub-Advisory Agreement dated 11/20/03 (filed 12/15/03)
	d.	Amended &Restated Goldman Sachs Sub-Advisory Agreement dated 6/30/04 (filed 2/28/05)

(22)	a.	Wellington Sub-Advisory Agreement (filed 12/30/02)
	b.	Amended &Restated Sub-Advisory Agreement with Wellington (filed 9/11/03)

(23)	a.	Fidelity Sub-Advisory Agreement (filed 2/26/04)
	b.	Fidelity Sub-Sub-Advisory Agreement dated 12/29/04 (filed 11/22/05)
	c.	Amended & Restated Fidelity Sub-Advisory Agreement dated 12/29/04 (filed on 2/28/05)

(24)	a.	T. Rowe Price Sub-Advisory Agreement (filed 6/1/04)
	b.	Amended & Restated Sub-Advisory Agreement with T. Rowe Price (filed 9/27/04)
	c.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/05 (filed 12/29/05)

d.	Amended & Restated Sub-Adv Agreement with T. Rowe Price dated 8/1/06 (filed 10/20/06)

(25)	a.	Grantham, Mayo, Van Otterloo Sub-Advisory Agreement (filed 6/1/04)

(26)	a.	Mazama Capital Management Sub-Advisory Agreement (filed 6/1/04)

(27)	a.	Dimensional Fund Advisors Sub-Advisory Agreement (filed 6/1/04)

(28)	a.	Emerald Advisors, Inc. Sub-Advisory Agreement (filed 9/27/04)

(29)	a.	Los Angeles Capital Management Sub-Advisory Agreement (filed 9/27/04)
	b.	Amended & Restated Sub-Adv Agreement with LA Capital dated 9/12/05 (filed 11/22/05)

(30)	a.	Post Advisory Group Sub-Advisory Agreement dated 12/29/04 (filed 2/28/05)
	b.	Amended & Restated Sub-Adv Agreement with Post dated 9/12/05 (filed 12/29/05)

(31)	a.	Mellon Equity Associates LLP Sub-Advisory Agreement dated 12/21/04 (filed 2/28/05)
	b.	Amended & Restated Sub-Adv Agreement with Mellon Equity dated 8/8/05 (filed 11/22/05)

(32)	a.	Columbus Circle Investors Sub-Advisory Agreement dated 1/5/05 (filed 9/8/05)
	b.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 9/15/05 (filed 10/20/06)
	c.	Amended & Restated Sub-Adv Agreement with Columbus Circle dated 12/15/06 (filed 1/16/07)

(33)	a.	Barrow Hanley Sub-Advisory Agreement dated 7/12/05 (filed 9/8/05)

(34)	a.	Vaughan Nelson Investment Management Sub-Advisory Agreement dated 9/21/05 (filed 11/22/05)

(35)	a.	Nuveen Sub-Advisory Agreement dated 3/1/06 (filed 2/28/06)

(36)	a.	Bank of New York Sub-Advisory Agreement dated 3/1/06 (filed 2/28/06)

(37)	a.	Essex Investment Management Sub-Advisory Agreement dated 6/30/06 (filed 10/20/06)

(38)	a.	Jacobs Levy Equity Management, Inc. Sub-Advisory Agreement dated 6/15/06 (filed 10/20/06)

(39)	a.	Edge Asset Management Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)

(40)	a.	Van Kampen Sub-Advisory Agreement dated 1/12/07 (filed 1/16/07)
	b.	Amended & Restated Sub-Adv Agreement with Van Kampen dated 4/1/07 (filed 7/18/07)

(41)	a.	Pyramis Global Advisors, LLC Sub-Advisory Agreement dated 1/1/07 (filed 1/16/07)

(42)	a.	Lehman Brothers dated 7/18/07 (filed 9/25/07)

7	(1)	a.	Distribution Agreement (filed 4/12/96)

b.	1st Amendment to the Distribution Agreement (filed 9/22/00)
c.	Distribution Agreement (filed 9/22/00)
d.	Distribution Plan and Agreement (Select Class)(filed 12/30/02)
e.	Amended and Restated Distribution Plan and Agreement (Select Class)(filed 12/30/02)
f.	Amended and Restated Distribution Plan and Agreement (Advisors Select Class) (filed 12/30/02)
g.	Amended and Restated Distribution Plan and Agreement (Advisors Preferred Class)(filed 12/30/02)
h.	Amended and Restated Distribution Plan and Agreement (Class J)(filed 12/30/02)
i.	Amended and Restated Distribution Agreement (filed 12/30/02)
j.	Amendment to Distribution Plan and Agreement (Advisors Preferred Class) (filed 02/26/03)
k.	Amendment to Distribution Plan and Agreement (Advisors Select Class) (filed 02/26/03)
l.	Amendment to Distribution Plan and Agreement (Select Class) (filed 02/26/03)
m.	Amendment to Distribution Agreement dated 03/02 (filed 02/26/03)
n.	Amendment to Distribution Agreement dated 12/02 (filed 02/26/03)
o.	Amended &Restated Distribution Agreement dated 10/22/03 (filed 12/15/03)
p.	Amended &Restated Distribution Agreement dated 6/14/04 (filed 9/27/04)
q.	Amended & Restated Distribution Agreement dated 2/24/05 (filed 9/8/05)
r.	Distribution Agreement (Class A, B and C) dated 1/12/07 (filed 1/16/07)
s.	Distribution Agreement (Instl and J) dated 1/12/07(filed 1/16/07)

(2)	a.	Selling Agreement--Advantage Classes (filed 9/11/03)
	b.	Selling Agreement--J Shares (filed 9/11/03)
	c.	Selling Agreement—Class A and Class B Shares (filed 9/8/05)

8	Not Applicable

9	(1)	a.	Domestic Portfolio Custodian Agreement with Bank of New York (filed 4/12/96)
		b.	Domestic Funds Custodian Agreement with Bank of New York (filed 12/5/00)
		c.	Domestic and Global Custodian Agreement with Bank of New York (filed 11/22/05)

(2)	a.	Global Portfolio Custodian Agreement with Chase Manhattan Bank (filed 4/12/96)
	b.	Global Funds Custodian Agreement with Chase Manhattan Bank (filed 12/5/00)

10	Rule 12b-1 Plan

(1)	Class A Plan (filed 2/28/05)
	a.	Amended & Restated dated 9/30/05 (filed 11/22/05)
	b.	Amended & Restated dated 12/1/05 -- Filed with registration statement on Form N-14
(File No. 333-137477) on 9/20/06
	c.	Amended & Restated dated 1/12/07 (filed 1/16/07)
	d.	Amended & Restated dated 9/1/07 (filed 9/25/07)

(2)	Class B Plan (filed 2/28/05)
	a.	Amended & Restated dated 9/30/05 (filed 11/22/05)
	b.	Amended & Restated dated 12/1/05 -- Filed with registration statement on Form N-14 (File No. 333-137477)
on 9/20/06
	c.	Amended & Restated dated 1/21/07 (filed 1/16/07)

(3)	Class C Plan (filed 2/28/05)
	a.	Amended and Restated dated 9/11/06--Filed with registration statement on Form N-14
(File No. 333-137477) on 10/6/06
	b.	Amended & Restated dated 1/12/07 (filed 1/16/07)

c.	Amended & Restated dated 9/1/07 (filed 9/25/07)

(4)	a.	Rule 18f-3 Plan (filed 2/28/05)
	b.	Amended and Restated dated 8/25/06 (filed 3/27/07)

11	Opinion and Consent of counsel, regarding legality of issuance of shares and other matters .—filed with registration statement on Form N-14 (File No. 333-146987) on 10/29/07

12

(1)       Opinion and Consent of Randy Bergstrom - on tax matters .—filed with registration statement on Form N-14 (File No. 333-146987) on 10/29/07

(2)       Opinion and Consent of Carolyn Kolks - on tax matters.—filed with registration statement on Form N-14 (File No. 333-146987) on 10/29/07

13	Not Applicable

14	Consent of Independent Registered Public Accountants -- *

15	Not Applicable

16(a)	Powers of Attorney.—filed with registration statement on Form N-14 (File No. 333-146987) on 10/29/07

17	(1)	Statement of Additional Information of PIF dated October 1, 2007 as filed on October 4, 2007.

(2)	Annual Report to Shareholders of WM Trust II for the fiscal year ended October 31, 2006 as filed on
Form N-CSR on January 5, 2007 (File No. 33-27489).

(3)	Semi-Annual Report to Shareholders of PIF for the six-month period ended April 30, 2007, as filed on
Form N-CSR on July 6, 2007.

* Filed Herewith.

Item 17. Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securites Act of 1933, this amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Des Moines and State of Iowa, on the 29th day of October, 2007.

Principal Investors Fund, Inc.
(Registrant)
By /s/ R. C. Eucher
______________________________________
R. C. Eucher
Director, President and
Chief Executive Officer

Attest:

/s/ Beth Wilson

______________________________________

Beth Wilson

Secretary

Pursuant to the requirement of the Securities Act of 1933, this amendment to the Registration

Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher

___________________________Director, President and		October 29, 2007
R. C. Eucher	Chief Executive Officer

(Principal Executive Officer)

(L. D. Zimpleman)*

___________________________Director and		October 29, 2007
L. D. Zimpleman	Chairman of the Board

/s/ M. J. Beer

___________________________Vice President and		October 29, 2007
M. J. Beer	Chief Financial Officer
(Principal Accounting
Officer)

(E. Ballantine)*

_____________________________ Director	October 29, 2007

E. Ballantine

(K. Blake)*

_____________________________ Director	October 29, 2007

K. Blake

(R. W. Gilbert)*

_____________________________ Director	October 29, 2007

R. W. Gilbert

(M. A. Grimmett)*

_____________________________ Director	October 29, 2007

M. A. Grimmett

(F. S. Hirsch)*

_____________________________ Director	October 29, 2007

F. S. Hirsch

(W. C. Kimball)*

_____________________________ Director	October 29, 2007

W. C. Kimball

(B. A. Lukavsky)*

_____________________________ Director	October 29, 2007

B. A. Lukavsky

(W. G. Papesh)*

_____________________________ Director	October 29, 2007

W. G. Papesh

(D Pavelich)*

_____________________________ Director	October 29, 2007

D. Pavelich

(R. Yancey)*

_____________________________ Director	October 29, 2007

R. Yancey

*By /s/ Michael J. Beer
_____________________________________
Michael J. Beer
Executive Vice President and
Chief Financial Officer
Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Description
14	Consent of Independent Registered Public Accountants.